Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Percentage of redeemable ordinary shares	100.00%	100.00%
Interest rate	8.00%			8.00%
Percentage of margin loan	140.00%	140.00%
Allowance for expected credit losses
Investment				$ 1.17
Total refundable deposits	165,040		269,499
Refundable deposits current	51,490
Offering costs	732,266		114,071
Prepayment for acquisition of intangible assets	165,500
Contract liabilities			192,103
Percentage of transaction amount	1.00%	1.00%
Total consideration	$ 3,429,414		2,348,380
Financial advisory services	833,219
Foreign exchange losses	67,527		(9,769)
Contract liabilities	$ (16,162)		3,470
Percentage of investments	0.20%	0.20%
Selling and marketing expenses	$ 178,839		105,822
Employee rate	5.00%	5.00%
Relevant income	$ 3,837
Cost incurred	18,916		12,535
Compensation pay	101,912	$ 800,000
Cash and cash equivalents and restricted cash	19,311,048		9,085,678		$ 9,892,415
Aggregate amount	$ 18,947,501		$ 8,814,951
Wellcell Tech (HK) Co. [Member[
Summary of Significant Accounting Policies [Line Items]
Interest rate	8.00%			8.00%
Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of margin loan	50.00%	50.00%
Contract liabilities
Total consideration	833,688
Foreign exchange losses	469
Contract liabilities
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			35.00%
Customer Concentration Risk [Member] | One Customer [Member] | Loans [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	16.00%	16.00%	72.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			15.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			24.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Loans [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	13.00%	13.00%	18.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			14.00%
Customer Concentration Risk [Member] | Three Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			22.00%
Customer Concentration Risk [Member] | Three Customer [Member] | Loans [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	11.00%	11.00%
Customer Concentration Risk [Member] | Three Customer [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			14.00%
Customer Concentration Risk [Member] | Four Customer [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			13.00%
Beta Financial Investment Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Equity investment	15.00%			15.00%
IT Technical [Member]
Summary of Significant Accounting Policies [Line Items]
Prepaid expenses	$ 10,903		$ 94,112
MOX [Member]
Summary of Significant Accounting Policies [Line Items]
Total consideration	692,835
Beta Financial Investment Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Total consideration	$ 146,631
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of fair value of the collateral	20.00%	20.00%
Percentage of transaction amount	0.006%	0.006%
Effective interest rate ranges	4.80%	4.80%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of fair value of the collateral	50.00%	50.00%
Percentage of transaction amount	0.03%	0.03%
Effective interest rate ranges	12.87%	12.87%
Non-marketable Equity Security [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest	15.00%			15.00%